Note 4 - Capital Lease (Details) - Pacific Leaf Ventures Lp - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2018	Feb. 23, 2018	Jul. 31, 2016	Sep. 30, 2018	Mar. 31, 2018
Debt Instrument, Periodic Payment	$ 1,500,000	$ 1,269,818
Teco Facility Lease
Debt Instrument, Periodic Payment					$ 40,000
Description of Lessee Leasing Arrangements, Capital Leases			Commencing January 1, 2018, the monthly rent payments will increase by 3% per annum through the expiration of the lease
Capital Lease Obligations					$ 3,900,000
Discount Rate					11.60%
GB Sciences Louisiana Lease
Debt Instrument, Periodic Payment					$ 25,588
Capital Lease Obligations					$ 2,500,000
Discount Rate				10.20%	10.30%